Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deposits

Note 4 – Deposits

Deposits are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Non-interest-bearing demand	$160,225	$156,493
Interest-bearing negotiable orders of withdrawal (NOW)	105,795	91,829
Savings-passbook, statement, tiered, and money market	794,742	765,081
Certificates of deposit	482,419	480,123

	$1,543,181	$1,493,526

Interest expense on deposit accounts is summarized for the periods indicated (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
NOW, savings-passbook, statement, tiered, and money market	$1,023	$1,164	$2,119	$2,298
Certificates of deposit	1,438	2,106	2,866	3,989

	$2,461	$3,270	$4,985	$6,287

(7)	Deposits

Deposit account balances at December 31, 2011 and 2010, are summarized as follows (dollars in thousands):

	December 31,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Dollars in thousands)
Transaction:
Negotiable orders of withdrawal	$91,829	0.60%	$76,251	1.03%
Non-interest bearing checking	156,493	—	111,413	—

Total transaction	248,322	0.22	187,664	0.42

Savings:
Money market	430,087	0.77	294,003	0.97
Savings-passbook and statement	334,994	0.28	338,140	0.33

Total savings	765,081	0.56	632,143	0.63

Certificates of deposit:
Under $100,000	262,435	1.08	272,266	1.34
$100,000 or more	217,688	1.36	280,769	1.25

Total certificates of deposit	480,123	1.21	553,035	1.29

Total deposits	$1,493,526	0.71%	$1,372,842	0.87%

The Company had brokered deposits (classified as certificates of deposit in the above table) of $3.4 million and $68.4 million, at December 31, 2011 and 2010, respectively.

Scheduled maturities of certificates of deposit at December 31, 2011, are summarized as follows (in thousands):

December 31, 2011
2012	$356,391
2013	40,998
2014	31,019
2015	34,581
2016 and after	17,134

Total	$480,123

Interest expense on deposits for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Negotiable order of withdrawal and money market	$3,624	$3,546	$3,213
Savings-passbook and statement	1,027	1,573	2,833
Certificates of deposit	7,600	8,454	12,168

	$12,251	$13,573	$18,214